ESTIMATION OF FAIR VALUE (Details 3) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
WACC [Member]
Disclosure Of Estimations of Fair Value [Line Items]
+100 bps	$ (608,164)	$ (534,128)
-100 bps	949,005	810,001
Growth rate [Member]
Disclosure Of Estimations of Fair Value [Line Items]
+100 bps	520,052	434,225
-100 bps	$ (362,867)	$ (293,491)